Reinsurance - Schedule of Reinsurance Recoverable (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Reinsurance Disclosures [Abstract]
Ceded future policyholder benefits and expense	$ 335.0	$ 348.6
Ceded unearned premium	1.9	2.0
Ceded claims and benefits payable	100.6	101.8
Ceded paid losses	(0.2)	0.3
Total	$ 437.3	$ 452.7